EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee [Member]
Number of options
Outstanding at beginning of year	5,879,798	4,996,438	4,204,114
Granted	40,000	1,150,000	900,000
Exercised	(154,498)	(56,000)
Expired	(151,900)	(8,938)	(37,937)
Forfeited	(239,400)	(201,702)	(69,739)
Outstanding at end of year	5,374,000	5,879,798	4,996,438
Exerciable at end of year	4,097,913	4,150,546	4,030,521
Vested and expected to vest at December 31, 2013	5,263,094
Weighted average exercise price
Outstanding at beginning of year	$ 5	$ 5.5	$ 6.5
Granted	$ 5.3	$ 3.4	$ 4.2
Exercised	$ 4.2	$ 4.1
Expired	$ 5.0	$ 77.6	$ 82.1
Forfeited	$ 6.0	$ 5.7	$ 8.2
Outstanding at end of year	$ 5.0	$ 5	$ 5.5
Exercisable at end of year	$ 5.4	$ 5.6	$ 5.8
Vested and expected to vest at December 31, 2013	$ 5.0
Weighted-average remaining contractual term
Outstanding at January 1, 2013	2 years 8 months 12 days
Outstanding at December 31, 2013	2 years 8 months 12 days
Exercisable at December 31, 2013	2 years 1 month 6 days
Vested and expected to vest at December 31, 2013	2 years 9 months 18 days
Aggregate intrinsic value
Outstanding at January 1, 2013	$ 3,831
Outstanding at December 31, 2013	2,122	3,831
Exercisable at December 31, 2013	673
Vested and expected to vest at December 31, 2013	1,991
Non-Employee [Member]
Number of options
Outstanding at beginning of year	35,000	365,000	365,000
Granted		20,000
Exercised
Expired
Forfeited		(350,000)
Outstanding at end of year	35,000	35,000	365,000
Exerciable at end of year	14,625	7,125	178,188
Vested and expected to vest at December 31, 2013	29,563
Weighted average exercise price
Outstanding at beginning of year	$ 4.1	$ 6.0	$ 6
Granted		$ 3.0
Exercised
Expired
Forfeited		$ 6.0
Outstanding at end of year	$ 4.1	$ 4.1	$ 6.0
Exercisable at end of year	$ 5.1	$ 5.7	$ 6.0
Vested and expected to vest at December 31, 2013	$ 4.2
Weighted-average remaining contractual term
Outstanding at January 1, 2013	4 years 1 month 6 days
Outstanding at December 31, 2013	4 years 1 month 6 days
Exercisable at December 31, 2013	3 years 9 months 18 days
Vested and expected to vest at December 31, 2013	4 years 1 month 6 days
Aggregate intrinsic value
Outstanding at January 1, 2013	46
Outstanding at December 31, 2013	34	46
Exercisable at December 31, 2013	5
Vested and expected to vest at December 31, 2013	$ 28